Summary of Significant Accounting Policies (Details 2) - shares	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Weighted-average common shares outstanding for basic	58,972,913	49,428,842	49,578,130	49,227,466	48,472,240
Effect of dilutive securities:
Weighted-average shares assuming dilution	59,962,033	50,012,881	50,173,478	49,947,699	49,385,335
Stock Options Awards
Effect of dilutive securities:
Weighted Average Number Diluted Shares Outstanding Adjustment			481,039	605,487	814,802
Restricted Share Awards
Effect of dilutive securities:
Weighted Average Number Diluted Shares Outstanding Adjustment			114,309	114,746	98,293